Income taxes (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income taxes
Net loss for the year	$ (3,313,346)	$ (2,158,065)	$ (7,718,882)
Statutory tax rate	27.00%	27.00%	27.00%
Expected income tax recovery	$ (895,000)	$ (583,000)	$ (2,084,000)
Non-deductible permanent differences	(246,000)	45,000	131,000
Temporary differences	312,000	(25,000)	276,000
(Over) under provided in prior years	(1,099,000)	(559,000)	(552,000)
Change in tax assets not recognized	$ 1,928,000	$ 1,122,000	$ 2,229,000